Trading Account Profits And Losses (Tables)	12 Months Ended
Mar. 31, 2012
Trading Account Profits And Losses [Abstract]
Schedule Of Net Trading Gains (Losses)

	2010	2011	2012
	(in millions)
Interest rate and other derivative contracts	¥(88,486)	¥(3,095)	¥77,698
Trading account securities, excluding derivatives	849,958	137,000	589,587

Trading account profits—net	761,472	133,905	667,285
Foreign exchange derivative contracts(1)	31,154	79,840	(94,853)

Net trading gains	¥792,626	¥213,745	¥572,432

Note:

(1)	Gains (losses) on foreign exchange derivative contracts are included in Foreign exchange gains—net in the accompanying consolidated statements of income. Foreign exchange gains—net in the accompanying consolidated statements of income are also comprised of foreign exchange gains other than derivative contracts and foreign exchange gains (losses) related to the fair value option.